Finance income and finance costs	6 Months Ended
Jun. 30, 2022
Finance income and finance costs
Finance income and finance costs

4.     Finance income and finance costs

	Three months ended	Three months ended	Six months ended	Six months ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Interest SVB Loan Agreement	(381)	(208)	(759)	(281)
Foreign exchange differences	2,653	(1,209)	3,568	4,413
Other finance income/finance costs - net	(19)	(135)	(85)	(185)
	2,253	(1,552)	2,724	3,947